Dividends	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Dividends

23 DIVIDENDS

Interim dividends	$ million
	2017	2016	2015
A shares
Cash: $1.88 per share (2016: $1.88; 2015: $1.88)	4,919	4,545	5,203
Scrip: $1.88 per share (2016: $1.88; 2015: $1.88)	3,558	3,491	2,154
Total – A shares	8,477	8,036	7,357
B shares
Cash: $1.88 per share (2016: $1.88; 2015: $1.88)	5,958	5,132	4,167
Scrip: $1.88 per share (2016: $1.88; 2015: $1.88)	1,193	1,791	448
Total – B shares	7,151	6,923	4,615
Total	15,628	14,959	11,972

In addition, on February 1, 2018, the Directors announced a further interim dividend in respect of 2017 of $0.47 per A share and $0.47 per B share. The total dividend is estimated to be $3,921 million and is payable on March 26, 2018, to shareholders on the register at February 16, 2018. The Scrip Dividend Programme has been cancelled with effect from the fourth quarter 2017 interim dividend.

Dividends on A shares are by default paid in euros, although holders may elect to receive dividends in sterling. Dividends on B shares are by default paid in sterling, although holders may elect to receive dividends in euros. Dividends on ADSs are paid in dollars.

Parent [Member]
Disclosure Of Dividends [Line Items]
Dividends	10 DIVIDENDS See Note 23 to the Consolidated Financial Statements.